Investment Objectives and Goals - Freedom Day Dividend ETF	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FREEDOM DAY DIVIDEND ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Freedom Day Dividend ETF (the “Fund”) seeks dividend growth.